Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income (loss)	$ 299,364	$ (537,814)	$ 1,167,002
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	15,180	12,575	7,232
(Reduction) increase of provision for doubtful accounts	(38,883)	(146,174)	194,149
Gain on foreign currency exchange	(12,072)
(Gain) loss on disposal of assets	(1,705)		1,213
Decrease in deferred tax assets	101,166	72,975	102,099
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivables	(374,592)	(83,189)	516,593
(Increase) decrease in other receivables	(4,630)	41,441	103,603
(Decrease) increase in prepaid expense	120,907	(150,273)	(297,392)
(Decrease) increase in prepaid income tax	3,605	(3,762)
(Decrease) increase in accounts payable and accrued expenses	(107,980)	131,876	(430,286)
(Decrease) increase in VAT and other tax payable	(28,518)	18,843	(50,753)
Increase in deferred income	26,657
Net Cash (Used in) Provided by Operating Activities	(1,501)	(643,502)	1,313,460
Cash Flows from Investing Activities:
Purchase of property and equipment	(66,354)	(1,215)	(19,659)
Advance to Jiayuan Project	(127,804)
Proceeds from disposal of asset	3,330
Net Cash Used in Investing Activities	(190,828)	(1,215)	(19,659)
Cash Flows from Financing Activities:
Proceeds from initial public offering - net of offering costs of $26,399, $2,103,816 and $0, respectively	70,406	4,103,479
Net Cash Provided by Financing Activities	70,406	4,103,479
Effect of exchange rate changes on cash and cash equivalents	(17,957)	116,055	161,593
Net (decrease) increase in cash and cash equivalents	(139,880)	3,574,817	1,455,394
Cash and cash equivalents - beginning of the year	6,692,557	3,117,740	1,662,346
Cash and cash equivalents - end of the year	$ 6,552,677	6,692,557	3,117,740
Cash paid for:
Income taxes		$ 271,817	$ 294,454